Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2020
Entity Registrant Name	dei_EntityRegistrantName	SFS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001818750
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2020
Prospectus Date	rr_ProspectusDate	Dec. 15, 2020
Hercules Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hercules Fund (the “Fund”) seeks aggressive growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost information shown below does not include an adjustment for the performance fee and, if a performance fee was paid during the noted periods, the costs that you would pay would be higher than those stated below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in U.S. exchange traded derivatives (e.g. equity and index options, futures and options on futures) and exchange-traded funds (“ETFs”) that invest in equity securities of any market capitalization. The Fund may also invest directly in equity securities or other types of investment companies besides ETFs (i.e. mutual funds and closed-end funds). The Adviser implements the Fund’s strategy with the intent of capturing alpha (i.e. the Fund’s excess return above its benchmark index, the S&P 500 Index) from market volatility. The Fund’s volatility trading can involve positions that are designed to hedge or profit from either an increase or decrease in volatility. The Adviser’s rules-based technical and systematic strategy is designed to identify highly liquid (i.e. can be converted to cash with minimal impact on its value), growth focused investments that, at times, may be hedged in order to protect the Fund from market declines or leveraged to capture market appreciation (i.e. all-weather performance). The Fund’s all-weather strategy is designed to generate positive absolute returns through all market cycles and it will allocate investments so that the Fund maintains a low correlation to the broad equity markets (i.e. the S&P 500 Index). There are several core investment principles that make up the foundation for the Fund’s all-weather investment strategy. First, the Fund will be actively managed. The all-weather strategy is dynamic and may result in frequent trading in the Fund’s portfolio. Second, the Adviser will focus the Fund’s investments in highly liquid and growth focused investments. Third, the Adviser will attempt to generate alpha from market volatility by investing in exchange traded derivatives or structured trades in such derivatives that are designed to track or hedge against market volatility. Fourth, the Adviser will use exchange traded derivatives and/or ETFs to hedge the Fund’s market risk and protect the Fund from periods of market down cycles. Last, the Adviser seeks to reduce risk in the Fund’s portfolio by actively managing the Fund’s exposure to different asset classes primarily through its investments in ETFs and exchanged traded derivatives.

The Fund’s investments in exchange traded derivatives may create financial leverage for the Fund which means the Fund’s potential for gain or loss is magnified and therefore amplify the effect of market volatility on the Fund’s share price. The Adviser intends to use leverage when it believes the market, or a particular investment is positioned for continued growth/price appreciation. The Fund may also invest in exchange traded derivatives to hedge the Fund’s portfolio against market risk and/or to generate premium income by writing (selling) call options. Each of these investment strategies can have the effect of reducing the Fund’s correlation to the broad equity markets which is a key component of the Adviser’s all-weather strategy. The Fund’s investments in exchange traded derivatives may require the Fund to comply with certain collateral requirements set by brokers. In addition to any broker related requirements, the Fund will be required to maintain a segregated account with its custodian to collateralize its derivative positions as required by current Securities and Exchange Commission (“SEC”) or staff interpretations. As a result, the Fund is required to maintain higher levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs than if it did not use derivatives. The Fund will modify its asset segregation policies as necessary to ensure compliance with any changes in the positions taken by the SEC or its staff.

The Fund’s all-weather strategy may result in active and frequent trading of portfolio instruments to achieve its investment objective. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any industry. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund. The Fund may gain exposure to these risks through its investments in ETFs.

●	Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. Local, regional, and global events such as war, acts of terrorism, the spread of infectious diseases or other public health issues, recessions, or other events could have a significant impact on the Fund’s investments.
●	Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value, and potential appreciation of the particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
●	Management Style Risk. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Adviser’s strategy is designed to manage the Fund’s exposure to the equity markets based on its view of the markets and the overall economy it is possible the Adviser’s view may prove to be inaccurate, which could result in portfolio losses.
●	Strategy Risk. Investors in the Fund bear the risk that the Fund’s investment strategy may not be successful. Additionally, the Adviser may not implement the investment strategy successfully and the Fund may fail to attract sufficient assets to realize economies of scale. Any of the foregoing could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.
●	Quantitative Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

●	Other Investment Company Securities Risk. When the Fund invests in other investment companies, such as mutual funds and closed-end funds, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the investment company and the level of risk arising from the investment practices of the investment company (such as the use of leverage).
●	Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

●	Derivatives Risk. The Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund’s portfolio, the Fund’s performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

●	Options Risk. The Fund may invest in options or options on futures contracts. Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives.
●	Futures Risk. The Fund may invest in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and/or the inability to enter into a closing transaction because of an illiquid market.
●	Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments.
●	Equity Risk. To the extent the Fund invests directly in equity securities or in ETFs that invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
●	Risks of Small and Medium Capitalization Companies. The Fund (either directly or indirectly through its investments in ETFs) may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund (either directly or indirectly through its investments in ETFs) may be overweight in certain sectors at various times.

●	Hedging Risk. The Fund may invest in derivatives to hedge or reduce the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund’s portfolio will be actively managed so hedging may not take place at all times.

●	Leverage Risk. To the extent the Fund’s investments are subject to leverage risk, the Fund will also be more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

●	Asset Segregation Risk. To the extent the Fund invests in certain derivatives it will be required to segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of these derivatives.

●	Margin Risk. The Fund may hold securities that are subject to collateral requirements at various executing brokers. These collateral requirements may change at the discretion of the brokers, the exchanges through which the securities are traded or through regulatory requirements. Changes to collateral requirements, especially emergency adjustments that are done in response to market volatility, may force the Fund to sell certain securities on short notice for non-investment related reasons. If the Fund is forced to sell securities over a short period of time it may result in unfavorable execution prices and unfavorable investment results.

●	Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a limited number of securities there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation.

●	Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified."
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-(855) 644-3444 or by visiting the Fund’s website at www.herculesfund.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(855) 644-3444
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.herculesfund.com
Hercules Fund | Hercules Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NFLHX
Management Fee	rr_ManagementFeesOverAssets	2.00%	[1]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
1 Year	rr_ExpenseExampleYear01	$ 336
3 Years	rr_ExpenseExampleYear03	$ 1,024

[1]	Based on estimated amounts for the current fiscal year. The Fund pays Hercules Investments, LLC (the "Adviser") a base fee of 2.00% per annum, plus a 20% performance fee based on the Fund's pre-performance fee high watermark total return. The Fund's Total Annual Fund Operating Expenses does not include the impact of the performance fee and, if such performance fee was paid to the Adviser, the Management Fee along with Total Annual Fund Operating Expenses would be higher than what is stated above.
[2]	Based on estimated amounts for the current fiscal year.